Investment Objectives and Goals	Jan. 31, 2026
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek income with capital appreciation as a secondary objective.